Commitments and contingencies - Capital And Other Commitments (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Capital commitments
Other Commitments [Line Items]
Capital and other commitments	¥ 308,265
Construction in progress
Other Commitments [Line Items]
Capital and other commitments	284,265
Investment
Other Commitments [Line Items]
Capital and other commitments	¥ 24,000